Note 9 - Borrowings - Federal Home Loan Bank Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total, amount	$ 43,050	$ 15,700
Federal Home Loan Bank of Pittsburgh [Member]
Year one	$ 0	$ 1,200
2024, weighted average rate	0.00%	1.28%
Year two	$ 37,550	$ 9,500
2025, weighted average rate	4.40%	3.54%
Year three	$ 4,500	$ 4,000
2026, weighted average rate	4.02%	3.91%
Year four	$ 500	$ 500
2027, weighted average rate	1.19%	1.19%
Year five	$ 500	$ 500
2028, weighted average rate	1.22%	1.22%
Total, amount	$ 43,050	$ 15,700